Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
The Company incurred a pretax loss in each of the three and six months ended June 30, 2018 and 2017, which consists entirely of loss in the U.S. and resulted in no provision for income tax expense during the periods then ended. The effective tax rate is 0% in each of the three and six months ended June 30, 2018 and 2017 because the Company has generated tax losses and has provided a full valuation allowance against its deferred tax assets

Income Taxes
Pretax loss before income taxes was $12,039 and $16,941 for the years ended December 31, 2017 and 2016, respectively, which consists entirely of losses in the U.S. and resulted in no provision for income tax expense during the years then ended.
The differences between income taxes computed using the U.S. federal income tax rate and the provision for income taxes are as follows:

	Year Ended December 31,
	2017		2016
Federal income tax expense at statutory rate	$(4,093)	34.0%	$(5,760)	(34.0)%
State income tax expense at statutory rate	(610)	5.1	(860)	(5.1)
Permanent differences	(125)	1.0	43	0.3
Impact of Tax Reform Act	3,760	(31.2)	—	—
Other	(10)	0.1	7	—
Change in valuation allowance	1,078	(9.0)	6,570	38.8
	$—	—%	$—	—%

The Company’s effective income tax rate for the years ended December 31, 2017 and 2016 is 0% because the Company has generated tax losses and has provided a full valuation allowance against its deferred tax assets to an amount that is more likely than not to be realized.
The significant components of the Company’s net deferred tax assets are as follows:

	December 31,
	2017	2016
Deferred Tax Assets
Net operating losses	$8,748	$8,107
Fixed assets	—	57
Intangibles	205	306
Accrued expenses	198	184
Equity-based compensation	728	436
Deferred revenue	295	—
Less: Valuation allowance	(10,166)	(9,088)
Total deferred tax assets	8	2
Deferred Tax Liabilities
Deferred rent and other	(8)	(2)
Total deferred tax liabilities	(8)	(2)
Deferred taxes, net	$—	$—

The Company has recorded a full valuation allowance against its deferred tax assets to an amount that is more likely than not to be realized at December 31, 2017 and 2016. This determination is based on significant negative evidence, including:

•	Cumulative losses: The Company has been in a significant cumulative loss position since its inception in 2011.

•
Projected realization of net operating loss carry forward amounts: Projections of future pre-tax book loss and taxable losses based on the Company’s recent actual performance and current industry data indicate it is more likely than not that the benefits will not be recognized.

On December 22, 2017, the President of the United States signed into law the Tax Reform Act. The legislation significantly changes U.S. tax law by, among other things, lowering corporate income tax rates, implementing a modified territorial tax system and imposing a repatriation tax on deemed repatriated earnings of foreign subsidiaries. The Tax Reform Act permanently reduces the U.S. corporate income tax rate from a maximum of 35% to a flat 21% rate, effective January 1, 2018. The Company’s U.S. deferred tax assets, net of deferred tax liabilities, were remeasured at December 31, 2017 and reduced by $3,760, entirely offset by a valuation allowance reduction. As a result, the remeasurement of the Company’s deferred tax assets, net of deferred tax liabilities, including the valuation allowance, did not impact the Company’s income tax expense or net loss.
At December 31, 2017, the Company had a federal net operating loss carryforward of $30,689, which will begin to expire in 2035. The Company has $30,689 of state net operating loss carryforwards which will begin to expire in 2027.
At December 31, 2017 and 2016, the Company had no unrecognized tax benefits. The Company’s estimate of the potential outcome of any uncertain tax position is subject to management’s assessment of relevant risks, facts and circumstances existing at that time. The Company evaluates uncertain tax positions to determine if it is more-likely-than-not that they would be sustained upon examination. The Company recognizes interest and penalties related to unrecognized tax benefits in the provision for income taxes.
The Company is subject to taxation in the U.S. and various state jurisdictions. The Company remains subject to examination by U.S. federal and state tax authorities for the years 2014 through 2017. There are no pending examinations in any jurisdiction.